Note 18 - Commitments and Contingencies - Obligations From Other Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Total contractual obligations	$ 400
Less than 1 Year	217
1-3 Years	169
4-5 Years	14
More than 5 Years	0
Total Other Commercial Commitments	133,591
Other Commitments, Less than 1 Year	33,833
Other Commitments, 1-3 Years	48,548
Other Commitments, 4-5 Years	31,516
Other Commitments, More than 5 Years	19,694
Annual Rental Commitments under Non-cancellable Operating Leases [Member]
Total contractual obligations	400
Less than 1 Year	217
1-3 Years	169
4-5 Years	14
More than 5 Years	0
Commercial Lines of Credit [Member]
Total Other Commercial Commitments	68,501
Other Commitments, Less than 1 Year	20,494
Other Commitments, 1-3 Years	25,427
Other Commitments, 4-5 Years	22,580
Other Commitments, More than 5 Years	0
Commitments to Lend [Member]
Total Other Commercial Commitments	57,078
Other Commitments, Less than 1 Year	9,645
Other Commitments, 1-3 Years	18,803
Other Commitments, 4-5 Years	8,936
Other Commitments, More than 5 Years	19,694
Standby Letters of Credit [Member]
Total Other Commercial Commitments	8,012
Other Commitments, Less than 1 Year	3,694
Other Commitments, 1-3 Years	4,318
Other Commitments, 4-5 Years	0
Other Commitments, More than 5 Years	$ 0